BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2021

	Shares	Value
COMMON STOCKS - 83.0%
AUSTRALIA - 3.1%
Airports - 0.5%
Sydney Airport (n)	41,500	$243,723
Diversified - 0.7%
The GPT Group	103,500	372,797
Office - 0.4%
Dexus	26,505	203,999
Self Storage - 0.2%
National Storage REIT	59,900	98,300
Toll Roads - 1.3%
Transurban Group	61,206	616,864
Transurban Group (n)	6,801	63,919
Total Toll Roads		680,783
Total AUSTRALIA		1,599,602
BRAZIL - 0.6%
Rail - 0.6%
Rumo SA (n)	96,383	297,870
Total BRAZIL		297,870
CANADA - 5.2%
Midstream - 0.6%
Keyera Corp.	11,700	294,394
Office - 0.5%
Allied Properties Real Estate Investment Trust	8,905	282,772
Pipelines - 2.4%
Enbridge, Inc.	25,500	1,015,893
Enbridge, Inc.	5,424	215,875
Total Pipelines		1,231,768
Rail - 1.0%
Canadian Pacific Railway Ltd.	7,700	502,816
Residential - 0.7%
InterRent Real Estate Investment Trust	27,440	362,444
Total CANADA		2,674,194
CHILE - 0.3%
Water - 0.3%
Aguas Andinas SA	744,140	149,250
Total CHILE		149,250
CHINA - 1.1%
Airports - 0.2%
Hainan Meilan International Airport Company Ltd. (n)	27,595	115,692
Gas Utilities - 0.6%
China Gas Holdings Ltd.	98,154	289,892
Water - 0.3%
Guangdong Investment Ltd.	126,000	164,421
Total CHINA		570,005
FRANCE - 4.9%
Hotel - 0.4%
Accor SA (n)	5,872	209,379
Office - 1.9%
Covivio	5,310	446,235
Gecina SA	3,848	517,694
Total Office		963,929
Renewables/Electric Generation - 1.3%
Engie SA	29,500	385,953
Veolia Environnement SA	9,600	293,334
Total Renewables/Electric Generation		679,287
Retail - 0.8%
Unibail-Rodamco-Westfield (n)	5,614	413,193
Toll Roads - 0.5%
Getlink SE	18,400	287,437
Total FRANCE		2,553,225
GERMANY - 1.6%
Airports - 1.0%
Fraport AG Frankfurt Airport Services Worldwide (n)	7,400	512,336
Renewables/Electric Generation - 0.6%
RWE AG	8,377	295,442
Total GERMANY		807,778
HONG KONG - 3.0%
Diversified - 1.4%
Sun Hung Kai Properties Ltd.	35,131	438,658
Swire Properties Ltd.	122,364	305,692
Total Diversified		744,350
Rail - 0.7%
MTR Corporation Ltd.	65,798	354,120
Retail - 0.9%
Wharf Real Estate Investment Company Ltd.	85,591	439,757
Total HONG KONG		1,538,227
ITALY - 2.1%
Communications Infrastructure - 0.4%
Infrastrutture Wireless Italiane SpA (e)	19,782	220,332
Renewables/Electric Generation - 0.6%
Hera SpA	67,800	276,421
Toll Roads - 1.1%
Atlantia SpA (n)	31,058	586,115
Total ITALY		1,082,868
JAPAN - 4.7%
Hotel - 1.0%
Invincible Investment Corp.	654	256,218
Japan Hotel REIT Investment Corp.	456	273,746
Total Hotel		529,964
Industrial - 0.9%
LaSalle Logiport REIT	125	210,589
Mitsui Fudosan Logistics Park, Inc.	47	249,158
Total Industrial		459,747
Office - 0.9%
Mitsui Fudosan Company Ltd.	20,133	478,257
Rail - 1.4%
East Japan Railway Co.	7,200	508,847
West Japan Railway Co.	4,744	238,467
Total Rail		747,314
Retail - 0.5%
Frontier Real Estate Investment Corp.	54	236,665
Total JAPAN		2,451,947
MEXICO - 1.1%
Airports - 1.0%
Grupo Aeroportuario del Pacifico SAB de CV	44,982	523,009
Toll Roads - 0.1%
Promotora y Operadora de Infraestructura SAB de CV	7,846	54,226
Total MEXICO		577,235
SINGAPORE - 0.7%
Diversified - 0.3%
City Developments Ltd.	27,822	140,809
Retail - 0.4%
CapitaLand Integrated Commercial Trust	140,911	209,825
Total SINGAPORE		350,634
SPAIN - 2.1%
Diversified - 1.1%
Merlin Properties Socimi SA	52,518	538,633
Hotel - 0.3%
Melia Hotels International SA (n)	22,055	163,782
Toll Roads - 0.7%
Ferrovial SA	12,441	363,135
Total SPAIN		1,065,550
SWEDEN - 0.4%
Diversified - 0.4%
Hufvudstaden AB	14,086	210,375
Total SWEDEN		210,375
UNITED KINGDOM - 5.4%
Electricity Transmission & Distribution - 1.7%
National Grid PLC	71,803	855,584
Industrial - 0.4%
Tritax EuroBox PLC (e)	153,164	233,202
Office - 0.5%
Derwent London PLC	5,993	277,685
Renewables/Electric Generation - 0.7%
SSE PLC	17,100	360,043
Residential - 0.5%
The UNITE Group PLC	17,582	257,132
Retail - 1.6%
Capital & Counties Properties PLC	124,778	277,268
Hammerson PLC	618,180	266,739
Shaftesbury PLC	34,730	283,537
Total Retail		827,544
Total UNITED KINGDOM		2,811,190
UNITED STATES - 46.7%
Communications - 2.4%
Crown Castle International Corp.	5,700	987,924
SBA Communications Corp.	700	231,399
Total Communications		1,219,323
Datacenters - 0.7%
CyrusOne, Inc.	4,866	376,677
Electricity Transmission & Distribution - 3.6%
CenterPoint Energy, Inc.	20,300	499,380
PG&E Corp. (n)	67,520	648,192
Sempra Energy	5,800	733,700
Total Electricity Transmission & Distribution		1,881,272
Gas Utilities - 0.9%
NiSource, Inc.	18,665	452,253
Healthcare - 2.5%
Healthpeak Properties, Inc.	11,400	381,672
Physicians Realty Trust	10,400	183,248
Welltower, Inc.	8,673	714,655
Total Healthcare		1,279,575
Hotel - 1.9%
Park Hotels & Resorts, Inc. (n)	32,745	626,739
Pebblebrook Hotel Trust	16,520	370,213
Total Hotel		996,952
Industrial - 2.9%
Americold Realty Trust	11,418	331,693
Prologis, Inc.	9,302	1,166,750
Total Industrial		1,498,443
Manufactured Homes - 0.6%
Sun Communities, Inc.	1,573	291,162
Midstream - 4.7%
Cheniere Energy, Inc. (n)	8,490	829,218
Equitrans Midstream Corp.	21,022	213,163
ONEOK, Inc.	9,200	533,508
Targa Resources Corp.	13,150	647,112
The Williams Companies, Inc.	8,268	214,472
Total Midstream		2,437,473
Net Lease - 2.6%
Agree Realty Corp.	4,319	286,048
EPR Properties	7,100	350,598
VICI Properties, Inc.	16,364	464,901
WP Carey, Inc.	3,600	262,944
Total Net Lease		1,364,491
Office - 2.3%
Alexandria Real Estate Equities, Inc.	1,100	210,177
Douglas Emmett, Inc.	6,140	194,085
Highwoods Properties, Inc.	13,150	576,759
SL Green Realty Corp.	2,896	205,153
Total Office		1,186,174
Pipeline (MLP) - 2.5%
Energy Transfer LP	22,635	216,843
Enterprise Products Partners LP	9,873	213,652
MPLX LP	7,513	213,895
Phillips 66 Partners LP	5,968	213,953
Plains All American Pipeline LP	21,100	214,587
Western Midstream Partners LP	10,206	213,918
Total Pipeline (MLP)		1,286,848
Pipelines - 0.9%
Kinder Morgan, Inc.	12,815	214,395
Plains GP Holdings LP	21,600	232,740
Total Pipelines		447,135
Rail - 1.3%
CSX Corp.	22,000	654,280
Renewables/Electric Generation - 9.9%
American Electric Power Company, Inc.	7,000	568,260
CMS Energy Corp.	7,715	460,817
Dominion Energy, Inc.	13,200	963,864
Entergy Corp.	5,254	521,775
Evergy, Inc.	7,200	447,840
FirstEnergy Corp.	20,785	740,361
NextEra Energy, Inc.	18,400	1,444,768
Total Renewables/Electric Generation		5,147,685
Residential - 4.3%
American Homes 4 Rent	5,453	207,868
Camden Property Trust	1,750	258,072
Essex Property Trust, Inc.	2,144	685,523
Invitation Homes, Inc.	14,100	540,453
Mid-America Apartment Communities, Inc.	2,994	559,130
Total Residential		2,251,046
Retail - 2.1%
Federal Realty Investment Trust	1,831	216,040
Regency Centers Corp.	2,007	135,131
Simon Property Group, Inc.	5,655	734,980
Total Retail		1,086,151
Self Storage - 0.2%
Extra Space Storage, Inc.	500	83,995
Specialty - 0.4%
Outfront Media, Inc.	8,900	224,280
Total UNITED STATES		24,165,215
Total COMMON STOCKS
(Cost $37,404,621)		42,905,165
CONVERTIBLE PREFERRED STOCKS - 0.5%
UNITED STATES - 0.5%
Hotel - 0.1%
RLJ Lodging Trust, Series A, 1.95%	1,778	51,740
Net Lease - 0.1%
EPR Properties, Series C, 5.75%	2,723	71,043
Office - 0.2%
Equity Commonwealth, Series D, 6.50%	2,315	71,973
Retail - 0.1%
RPT Realty, Series D, 7.25%	895	53,356
Total UNITED STATES		248,112
Total CONVERTIBLE PREFERRED STOCKS
(Cost $226,606)		248,112
	Principal Amount (000s)	Value
REAL ASSET DEBT - 8.0%
BRAZIL - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd., 3.75%, 07/08/30	$40	$41,484
Total BRAZIL		41,484
CANADA - 0.5%
Basic Industrial - 0.1%
Cascades, Inc., 5.38%, 01/15/28 (e)	20	21,025
Methanex Corp., 5.25%, 12/15/29	10	10,825
NOVA Chemicals Corp., 4.25%, 05/15/29 (e)	20	20,000
Total Basic Industrial		51,850
Energy - 0.0%
Baytex Energy Corp., 8.75%, 04/01/27 (e)	5	5,163
MEG Energy Corp., 6.50%, 01/15/25 (e)	11	11,319
MEG Energy Corp., 7.13%, 02/01/27 (e)	10	10,498
Total Energy		26,980
Infrastructure Services - 0.1%
GFL Environmental, Inc., 3.50%, 09/01/28 (e)	20	20,125
Media - 0.1%
Videotron Ltd., 3.63%, 06/15/29 (e)	40	40,550
Metals & Mining - 0.0%
Hudbay Minerals, Inc., 4.50%, 04/01/26 (e)	10	9,900
Oil Gas Transportation & Distribution - 0.1%
Parkland Corp., 4.50%, 10/01/29 (e)	20	20,272
TransCanada PipeLines Ltd., 2.33% (3 Month LIBOR USD + 2.21%), 05/15/67 (v)	50	43,647
Total Oil Gas Transportation & Distribution		63,919
Utility - 0.1%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (v)	50	59,451
Total CANADA		272,775
GERMANY - 0.0%
Basic Industrial - 0.0%
Mercer International, Inc., 5.13%, 02/01/29	10	10,213
Total GERMANY		10,213
SPAIN - 0.1%
Utility - 0.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (e)	40	41,340
Total SPAIN		41,340
UNITED KINGDOM - 0.1%
Energy - 0.0%
BP Capital Markets PLC, 4.88% (Fixed until 06/22/30, then 5 Year U.S. Treasury Yield Curve + 4.40%), Perpetual (v)	10	10,993
Media - 0.1%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (e)	40	40,650
Total UNITED KINGDOM		51,643
UNITED STATES - 7.2%
Basic Industrial - 0.1%
Hexion, Inc., 7.88%, 07/15/27 (e)	20	21,350
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	10	10,175
Tronox, Inc., 4.63%, 03/15/29 (e)	15	14,925
Total Basic Industrial		46,450
Construction & Building Materials - 0.3%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	20	21,250
Beazer Homes USA, Inc., 5.88%, 10/15/27	20	20,950
Builders FirstSource, Inc., 5.00%, 03/01/30 (e)	10	10,700
M/I Homes, Inc., 4.95%, 02/01/28	20	20,925
Shea Homes LP, 4.75%, 04/01/29 (e)	20	20,550
Standard Industries, Inc., 3.38%, 01/15/31 (e)	15	14,275
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	20	22,800
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	27,375
Total Construction & Building Materials		158,825
Diversified - 0.2%
Forestar Group, Inc., 5.00%, 03/01/28 (e)	40	41,300
The Howard Hughes Corp., 5.38%, 08/01/28 (e)	40	42,150
Total Diversified		83,450
Energy - 0.8%
Apache Corp., 4.25%, 01/15/30	30	32,326
California Resources Corp., 7.13%, 02/01/26 (e)	17	17,940
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)	15	15,675
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	30	32,400
Continental Resources, Inc., 5.75%, 01/15/31 (e)	21	25,349
Devon Energy Corp., 7.95%, 04/15/32	10	14,160
Endeavor Energy Resources LP, 6.63%, 07/15/25 (e)	20	21,075
EQT Corp., 8.50%, 02/01/30	21	27,031
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	15	14,923
Occidental Petroleum Corp., 3.50%, 08/15/29	65	66,113
Occidental Petroleum Corp., 8.88%, 07/15/30	48	65,204
Southwestern Energy Co., 5.38%, 02/01/29 (e)	32	34,234
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	30	30,250
Total Energy		396,680
Health Facilities - 0.3%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)	40	40,260
HCA, Inc., 3.50%, 09/01/30	60	63,563
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	40	41,397
Total Health Facilities		145,220
Infrastructure Services - 0.1%
Mueller Water Products, Inc., 4.00%, 06/15/29 (e)	10	10,352
Terex Corp., 5.00%, 05/15/29 (e)	10	10,363
United Rentals North America, Inc., 3.88%, 02/15/31	20	20,500
United Rentals North America, Inc., 5.50%, 05/15/27	20	21,010
Total Infrastructure Services		62,225
Leisure - 0.6%
Boyd Gaming Corp., 4.75%, 12/01/27	13	13,434
Caesars Resort Collection LLC, 5.75%, 07/01/25 (e)	20	21,025
Cedar Fair LP, 5.50%, 05/01/25 (e)	40	41,550
Churchill Downs, Inc., 4.75%, 01/15/28 (e)	10	10,463
GLP Capital LP, 4.00%, 01/15/30	40	42,953
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	40	43,500
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e)	30	31,653
RHP Hotel Properties LP, 4.50%, 02/15/29 (e)	10	10,020
Scientific Games International, Inc., 5.00%, 10/15/25 (e)	20	20,575
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	20	21,225
Six Flags Entertainment Corp., 5.50%, 04/15/27 (e)	20	20,650
Station Casinos LLC, 4.50%, 02/15/28 (e)	20	20,317
VICI Properties LP, 4.63%, 12/01/29 (e)	40	43,000
Total Leisure		340,365
Media - 0.5%
Cable One, Inc., 4.00%, 11/15/30 (e)	50	49,813
CCO Holdings LLC, 4.75%, 03/01/30 (e)	125	130,602
CSC Holdings LLC, 5.25%, 06/01/24	75	80,338
DISH DBS Corp., 5.13%, 06/01/29	10	9,798
GCI LLC, 4.75%, 10/15/28 (e)	10	10,502
Total Media		281,053
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)	10	10,662
Freeport-McMoRan, Inc., 4.25%, 03/01/30	40	42,350
Total Metals & Mining		53,012
Oil Gas Transportation & Distribution - 1.3%
Antero Midstream Partners LP, 5.38%, 06/15/29 (e)	30	30,990
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	10	10,450
Buckeye Partners LP, 4.13%, 12/01/27	20	20,400
Cheniere Energy, Inc., 4.63%, 10/15/28	30	31,593
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	10	10,292
DCP Midstream Operating LP, 5.38%, 07/15/25	20	22,100
DT Midstream, Inc., 4.13%, 06/15/29 (e)	30	30,422
Energy Transfer LP, 3.14% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	50	41,240
Energy Transfer LP, 6.75% (Fixed until 05/15/25, then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (v)	12	12,255
Energy Transfer LP, 7.13% (Fixed until 05/15/30, then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	12	12,495
EnLink Midstream LLC, 5.38%, 06/01/29	30	31,662
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)	50	51,875
Ferrellgas LP, 5.38%, 04/01/26 (e)	10	9,774
Genesis Energy LP, 6.50%, 10/01/25	20	19,950
Global Partners LP, 7.00%, 08/01/27	20	20,850
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	58	58,812
MPLX LP, 6.88% (Fixed until 02/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (v)	30	30,450
NuStar Logistics LP, 5.75%, 10/01/25	18	19,445
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (v)	10	9,050
Suburban Propane Partners LP, 5.00%, 06/01/31 (e)	19	19,713
Sunoco LP, 4.50%, 05/15/29	9	9,128
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	41	42,069
Targa Resources Partners LP, 5.38%, 02/01/27	60	62,172
Western Midstream Operating LP, 4.75%, 08/15/28	50	54,514
Total Oil Gas Transportation & Distribution		661,701
Real Estate - 0.7%
American Homes 4 Rent LP, 3.38%, 07/15/51	40	40,455
EPR Properties, 3.75%, 08/15/29	30	30,918
Global Net Lease, Inc., 3.75%, 12/15/27 (e)	10	9,924
Iron Mountain, Inc., 4.88%, 09/15/29 (e)	25	26,188
iStar, Inc., 5.50%, 02/15/26	60	62,700
Lexington Realty Trust, 2.70%, 09/15/30	45	45,490
Mid-America Apartments LP, 2.88%, 09/15/51	45	43,353
RLJ Lodging Trust LP, 3.75%, 07/01/26 (e)	35	35,175
Service Properties Trust, 4.95%, 10/01/29	10	9,750
Starwood Property Trust, Inc., 3.63%, 07/15/26 (e)	65	65,244
Total Real Estate		369,197
Telecommunication Services - 1.2%
American Tower Corp., 3.10%, 06/15/50	45	43,936
Cablevision Lightpath LLC, 3.88%, 09/15/27 (e)	65	63,788
Cogent Communications Group, Inc., 3.50%, 05/01/26 (e)	20	20,275
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	40	43,450
Crown Castle International Corp., 3.25%, 01/15/51	43	41,993
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (e)	45	47,250
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	85	87,448
SBA Communications Corp., 3.88%, 02/15/27	60	62,175
T-Mobile USA, Inc., 4.75%, 02/01/28	49	52,063
T-Mobile USA, Inc., 3.50%, 04/15/31	27	28,475
T-Mobile USA, Inc., 3.40%, 10/15/52 (e)	40	38,985
Windstream Escrow LLC, 7.75%, 08/15/28 (e)	20	20,889
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	60	59,714
Total Telecommunication Services		610,441
Utility - 1.0%
American Electric Power Co, Inc., 3.25%, 03/01/50	40	39,878
Calpine Corp., 5.13%, 03/15/28 (e)	55	55,700
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	25	25,062
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (v)	30	33,747
Dominion Energy, Inc., 4.65% (Fixed until 12/15/24, then 5 Year U.S. Treasury Yield Curve + 2.99%), Perpetual (v)	30	32,139
Duke Energy Corp., 4.88% (Fixed until 09/16/24, then 5 Year U.S. Treasury Yield Curve + 3.39%), Perpetual (v)	30	32,062
FirstEnergy Corp., 3.40%, 03/01/50	45	43,261
NextEra Energy Capital Holdings, Inc., 2.24% (3 Month LIBOR USD + 2.13%), 06/15/67 (v)	40	38,000
NRG Energy, Inc., 3.63%, 02/15/31 (e)	42	41,255
Pacific Gas and Electric Co., 4.95%, 07/01/50	40	42,380
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	36	37,530
PPL Capital Funding, Inc., 2.80% (3 Month LIBOR USD + 2.67%), 03/30/67 (v)	20	19,297
Sempra Energy, 4.88% (Fixed until 10/15/25, then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (v)	35	37,975
WEC Energy Group, Inc., 2.24% (3 Month LIBOR USD + 2.11%), 05/15/67 (v)	25	23,539
Total Utility		501,825
Total UNITED STATES		3,710,444
Total REAL ASSET DEBT
(Cost $3,975,632)		4,127,899

	Shares	Value
PREFERRED STOCKS - 1.5%
UNITED STATES - 1.5%
Diversified - 0.1%
Armada Hoffler Properties, Inc., Series A, 6.75%	1,146	30,862
PS Business Parks, Inc., Series Z, 4.88%	747	20,617
Total Diversified		51,479
Hotel - 0.2%
Chatham Lodging Trust, Series A, 6.63%	1,177	29,966
Hersha Hospitality Trust, Series D, 6.50%	875	21,350
Pebblebrook Hotel Trust, Series G, 6.38%	775	19,801
Sunstone Hotel Investors, Inc., Series I, 5.70%	825	20,889
Total Hotel		92,006
Industrial - 0.2%
Plymouth Industrial REIT, Inc., Series A, 7.50% (s)	1,157	30,788
Rexford Industrial Realty, Inc., Series C, 5.63%	2,654	69,933
Total Industrial		100,721
Manufactured Homes - 0.1%
UMH Properties, Inc., Series D, 6.38%	2,000	52,760
Mortgage REIT - 0.1%
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	1,950	50,778
Net Lease - 0.2%
Agree Realty Corp., Series A, 4.25%	1,270	31,928
EPR Properties, Series G, 5.75%	1,197	31,026
Global Net Lease, Inc., Series B, 6.88%	2,272	63,389
Total Net Lease		126,343
Office - 0.3%
Office Properties Income Trust, 6.38%	1,952	54,383
Vornado Realty Trust, Series M, 5.25%	1,102	28,740
Vornado Realty Trust, Series N, 5.25%	1,928	51,863
Total Office		134,986
Residential - 0.0%
American Homes 4 Rent, Series G, 5.88%	986	25,567
Retail - 0.2%
Saul Centers, Inc., Series E, 6.00%	1,155	30,573
SITE Centers Corp., Series A, 6.38%	1,566	40,559
Urstadt Biddle Properties, Inc., Series K, 5.88%	1,177	30,896
Total Retail		102,028
Self Storage - 0.1%
Public Storage, Series P, 4.00%	2,072	52,919
Total UNITED STATES		789,587
Total PREFERRED STOCKS
(Cost $706,017)		789,587
RIGHTS - 0.0%
FRANCE - 0.0%
Renewables/Electric Generation - 0.0%
Veolia Environnement SA, 10/18/2021 (n)	9,600	–
Total FRANCE		–
Total RIGHTS		–
(Cost $12,095)
Total Investments - 93.0%
(Cost $42,324,971)		48,070,763
Other Assets in Excess of Liabilities - 7.0%		3,643,101
TOTAL NET ASSETS - 100.0%		$51,713,864

LIBOR— London Interbank Offered Rate
LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2021, the total value of all such securities was $2,592,400 or 5.0% of net assets.

(n) - Non-income producing security.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2021.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.

The Real Assets Securities Fund's derivative instrument holdings are summarized in the following tables:

TOTAL RETURN SWAP CONTRACT
Reference Entity	Counterparty	Long/Short	Financing Rate	Entry Fee(1)	Exit Fee(2)	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation
MSCO Radar Dynamic Roll Index ER(3)	Morgan Stanley	Long	0.00%	0.15%	0.15%	Monthly	3/30/2022	$ 2,527,447	$ (41,178)

(1) Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap.
(2) Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap.
(3) At September 30, 2021, a list of the MSCO Radar Dynamic Roll Index ER components and their weightings were as follows:

Component Description	Expiration	Ticker	Contract** Value	Value of Index	Weightings
LME Primary Aluminum Future	September 2022	LAU22	0.110	$ 18	2.8%
ICE Brent Crude Oil Future	December 2021	COZ1	0.006	35	5.5%
NYBOT CSC Cocoa Future	July 2022	CCN2	0.023	4	0.6%
NYBOT CSC Coffee Future	September 2022	KCU2	0.001	3	0.5%
LME Copper Future	September 2022	LPU22	1.069	46	7.1%
CBOT Corn Future	July 2022	C N2	0.032	26	4.0%
NYBOT CSC Number 2 Cotton Future	July 2022	CTN2	0.002	9	1.5%
CME Feeder Cattle Future	January 2022	FCF2	0.005	11	1.7%
ICE Gass Oil Future	December 2021	QSZ1	0.063	45	7.1%
COMEX Gold 100 Troy Ounces Future	August 2022	GCQ2	0.182	40	6.2%
NYMEX NY Harbor ULSD Futures	April 2022	HOJ2	0.008	17	2.7%
LME Lead Future	November 2021	LLX1	0.196	36	5.7%
CME Lean Hogs Future	December 2021	LHZ1	0.001	3	0.5%
CME Live Cattle Future	June 2022	LCM2	0.003	8	1.2%
NYMEX Henry Hub Natural Gas Future	April 2022	NGJ22	0.000	10	1.6%
LME Nickel Future	June 2022	LNM2	1.309	30	4.7%
NYMEX Palladium Future	December 2021	PAZ1	0.204	29	4.6%
NYMEX Platinum Future	January 2022	PLF2	0.118	38	5.9%
NYMEX Reformulated Gasoline Blend	November 2021	XBX1	0.025	51	8.0%
KCBT Hard Red Winter Wheat Future	July 2022	KWN2	0.014	9	1.4%
COMEX Silver Future	March 2022	SIH2	0.002	35	5.6%
CBOT Soybean Future	July 2022	S N2	0.099	31	4.9%
CBOT Soybean Meal Future	January 2022	SMF2	0.016	15	2.4%
CBOT Soybean Oil Future	July 2022	BON2	0.001	6	1.0%
NYBOT CSC Number 11 World Sugar Future	July 2022	SBN2	0.002	37	5.9%
NYMEX Light Sweet Crude Oil Future	July 2022	CLN2	0.003	17	2.6%
CBOT Wheat Future	July 2022	W N2	0.006	3	0.5%
LME Zinc Future	September 2022	LXU2	0.186	24	3.8%
				$ 636	100.0%
** Contract value represents the number of units of the underlying component in one unit of the Index at creation. The contract value is calculated by multiplying each component’s weight by the starting price of the Index and dividing by the starting price of the component’s index. The contract value will differ depending on the date the swap is initiated.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,599,602	$-	$1,599,602
Brazil	297,870	-	-	297,870
Canada	2,674,194	-	-	2,674,194
Chile		149,250	-	149,250
China	-	570,005	-	570,005
France	-	2,553,225	-	2,553,225
Germany	-	807,778	-	807,778
Hong Kong	-	1,538,227	-	1,538,227
Italy	-	1,082,868	-	1,082,868
Japan	-	2,451,947	-	2,451,947
Mexico	577,235	-	-	577,235
Singapore	-	350,634	-	350,634
Spain	-	1,065,550	-	1,065,550
Sweden	-	210,375	-	210,375
United Kingdom	233,202	2,577,988	-	2,811,190
United States	24,165,215	-	-	24,165,215
Total Common Stocks	27,947,716	14,957,449	-	42,905,165
Convertible Preferred Stocks:
United States	248,112	-	-	248,112
Real Asset Debt:
Brazil	-	41,484		41,484
Canada	-	272,775	-	272,775
Germany	-	10,213	-	10,213
Spain	-	41,340	-	41,340
United Kingdom	-	51,643	-	51,643
United States	-	3,710,444	-	3,710,444
Total Real Asset Debt	-	4,127,899	-	4,127,899

Preferred Stock:
United States	789,587	-	-	789,587
Rights:
France	-	-	-	-
Total	$28,985,415	$19,085,348	$-	$48,070,763

Other Financial Instruments:(1)
	Level 1	Level 2	Level 3	Total
Total Return Swap Contracts	-	(41,178)	-	(41,178)
Total	$-	$(41,178)	$-	$(41,178)

(1) Other financial instruments include swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.